Non-controlling Interests (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 1,044,529		$ 12,778
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
As of December 31, 2013	0
Consolidation of redeemable non-controlling interests	24,338
As of December 31, 2014	24,338
Terra LLC
Noncontrolling Interest [Line Items]
Non-controlling interests	787,718		0
Miscellaneous Projects
Noncontrolling Interest [Line Items]
Non-controlling interests	256,811		12,778
HES
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
As of December 31, 2013	0	[1]
Consolidation of redeemable non-controlling interests	7,738	[1]
As of December 31, 2014	7,738	[1]
CD DG Portfolio
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
As of December 31, 2013	0	[1]
Consolidation of redeemable non-controlling interests	16,600	[1]
As of December 31, 2014	16,600	[1]
Investor | Terra LLC | SunEdison
Noncontrolling Interest [Line Items]
Non-controlling interests	722,342		0
Investor | Terra LLC | Riverstone
Noncontrolling Interest [Line Items]
Non-controlling interests	65,376		0
Investor | Miscellaneous Projects | Nellis
Noncontrolling Interest [Line Items]
Non-controlling interests	1,394		0
Investor | Miscellaneous Projects | CPI
Noncontrolling Interest [Line Items]
Non-controlling interests	18,277		12,778
Investor | Miscellaneous Projects | Regulus
Noncontrolling Interest [Line Items]
Non-controlling interests	127,804		0
Investor | Miscellaneous Projects | HES
Noncontrolling Interest [Line Items]
Non-controlling interests	787		0
Investor | Miscellaneous Projects | Mt. Signal
Noncontrolling Interest [Line Items]
Non-controlling interests	88,597		0
Investor | Miscellaneous Projects | North Carolina Portfolio
Noncontrolling Interest [Line Items]
Non-controlling interests	19,271		0
Investor | Miscellaneous Projects | DG 2015 Portfolio 2
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 681		$ 0

[1]	Amounts represent the preliminary values based on initial purchase price allocation. Amounts are subject to change when fair values at the acquisition date are determined.